Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Valuation allowance,current	$ 64,000	$ 0
Valuation allowance, deferred	152,000	4,268,000
Valuation allowance, total	216,000	4,268,000
United [Member]
Income tax benefit, current	37,000	0
Income tax benefit, deferred	152,000	(3,269,000)
Income tax benefit, Total	189,000	(3,269,000)
Foreign [Member]
Income tax benefit, current	0	0
Income tax benefit, deferred	(736,000)	(533,000)
Income tax benefit, Total	(736,000)	(533,000)
State [Member]
Income tax benefit, current	27,000	0
Income tax benefit, deferred	27,000	(466,000)
Income tax benefit, Total	0	(466,000)
Subtotal [Member]
Income tax benefit, current	152,000	(4,268,000)
Income tax benefit, deferred	216,000	(4,268,000)
Income tax benefit, Total	$ 64,000	$ 0